Submission	Aug. 15, 2024
Submission [Line Items]
Central Index Key	0000025598
Registrant Name	ONEMAIN FINANCE CORP
Registration File Number	333-274956-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES